CRUDE OIL AND NATURAL GAS SALES - Crude Oil and Natural Gas Sales, Net of Royalties (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Crude oil and natural gas sales	$ 923,546	$ 1,572,955	$ 1,610,899
Royalties	(186,341)	(318,149)	(318,163)
Crude oil and natural gas sales, net of royalties	$ 737,205	$ 1,254,806	$ 1,292,736
Type of revenue	us-gaap:OilAndGasMember	us-gaap:OilAndGasMember	us-gaap:OilAndGasMember